Basis of Presentation	12 Months Ended
Apr. 30, 2025
Basis Of Accounting [Abstract]
BASIS OF PRESENTATION
2.
BASIS OF PRESENTATION
(a)
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"), and include the significant accounting policies as described in Note 3.

Certain items have been reclassified in the prior year financial statements to conform to the presentation and classification used in the current year. These reclassifications had no effect on the Company's consolidated operating results, financial position or cash flows.

These consolidated financial statements were approved by the Board of Directors.

(b)
Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cashflow information.

(c)
Basis of consolidation

These consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - April 30, 2025, 2024 and 2023	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd.	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	USA	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	USA	US dollar
ImmunoPrecise Antibodies (MA) LLC	100%	USA	US dollar
Talem Therapeutics LLC ("Talem")	100%	USA	US dollar
ImmunoPrecise Netherlands B.V.	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	100%	Netherlands	Euro
BioStrand B.V.	100%	Belgium	Euro
Idea Family B.V.	100%	Belgium	Euro
BioKey B.V.	100%	Belgium	Euro
BioClue B.V.	100%	Belgium	Euro

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with an entity and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is obtained and continue to be consolidated until the date that such control ceases. Intercompany balances, transactions and unrealized intercompany gains and losses are eliminated upon consolidation.

(d)
Functional and presentation currency

The functional currency of a company is the currency of the primary economic environment in which the company operates. The presentation currency for a company is the currency in which the company chooses to present its financial statements. The presentation and functional currency of the Company is the Canadian dollar.

Foreign currency translation

Entities whose functional currencies differ from the presentation currency are translated into Canadian dollars as follows: assets and liabilities – at the closing rate as at the reporting date, and income and expenses – at the average rate of the period. All resulting changes are recognized in other comprehensive income as cumulative translation differences.

Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency at exchange rates at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the functional currency exchange rate at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary are reallocated between controlling and non-controlling interests.

(e)
Correction of immaterial error

We corrected an immaterial error related to fiscal years 2023 and 2024. The adjustment related to the correction of the recognition of a deferred tax asset and resulting offset with the deferred income tax liability for fiscal years 2023 and 2024. The error had the impact of overstating the deferred tax liability and overstating the net loss in fiscal 2023 and 2024. Management evaluated the effect of the adjustment on previously issued interim and annual consolidated financial statements in accordance with IFRS guidelines and concluded that it was immaterial to the interim and annual periods. As a result, in accordance with IFRS, we corrected the comparative periods in our Consolidated Statements of Financial Position and Comprehensive Loss as of April 30, 2025.

The effects of this adjustment on the comparative periods in our Consolidated Statements of Financial Position and Comprehensive Loss as of April 30, 2025 are as follows:

	Previously reported	Adjustments	As adjusted
Balance sheet items: (in thousands)	4/30/2024	4/30/2024	4/30/2024
Deferred income tax liability	5,825	(1,757)	4,068
Total liabilities	26,067	(1,757)	24,310
Accumulated deficit	(100,265)	1,705	(98,560)
Accumulated other comprehensive income	2,025	52	2,077
Total shareholders' equity	33,921	1,757	35,678

	Previously reported (year)	Adjustments	As adjusted
Income statement items: (in thousands)	4/30/2024	4/30/2024	4/30/2024
Income taxes	1,526	1,062	2,588
Net loss for the period	(27,177)	1,062	(26,115)
Exchange difference on translating foreign operations	(600)	(13)	(613)
Comprehensive loss for the period	(27,777)	1,049	(26,728)
Basic and diluted loss per share*	(1.06)	0.04	(1.02)

* Because of the net loss, basic and diluted loss per share are the same given potential dilutive common shares are excluded from the computation as their effect would be anti-dilutive.